Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
A discounted cash flows (i.e. free cash flows to equity) methodology was applied by the third-party valuation firm using multiple years of balance sheet and income statement projections along with the following primary assumptions:

	Three Months Ended March 31,
	2017	2016
Discount rate	16%	16%
Risk free rate	2.48%	2.27%
Rate of return	16%	16%
Sustainable growth rate	5%	5%
Company survival probability	65%	63%
Liquidation value	$0	$0

A discounted cash flows (i.e. free cash flows to equity) methodology was applied by the third-party valuation firm using multiple years of balance sheet and income statement projections along with the following primary assumptions:

	Year Ended December 31,
	2016	2015
Discount rate	16%	16%
Risk free rate	2.48%	2.27%
Rate of return	16%	16%
Sustainable growth rate	5%	5%
Company survival probability	65%	63%
Liquidation value	$0	$0

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table sets forth the number of shares excluded from the computation of diluted loss per share, as their inclusion would have been anti-dilutive:

	March 31,
	2017	2016
Warrants	2,983,666	2,251,166
Estimated shares issuable upon conversion of convertible notes payable	31,250	1,445,811
Shares issuable upon conversion of convertible preferred stock	3,775,266	-
	6,790,182	3,696,977

The following table sets forth the number of shares excluded from the computation of diluted loss per share, as their inclusion would have been anti-dilutive:

	December 31,
	2016	2015
Warrants	2,923,666	1,345,166
Estimated shares issuable upon conversion of convertible notes payable	-	1,136,519
Shares issuable upon conversion of convertible preferred stock	2,841,930	-
	5,765,596	2,481,685